[illegible]
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

07054732

CERTNYS

1-33469

May 24, 2007

RECD S.E.C.
MAY 2 4 2007
1086

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Yingli Green Energy Holding Company Limited, American Depositary Shares (Each representing one ordinary share) and Ordinary shares, par value US$0.01 per share (application for the ordinary shares is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on May 24, 2007. Tentative listing date – June 7, 2007.

Sincerely,

PROCESSED
MAY 3 0 2007
THOMSON
FINANCIAL

END